Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2019
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2Q19	1Q19	2Q18	6M19	6M18
Contracts with customers (CHF million)
Investment and portfolio management	846	845	896	1,691	1,788
Other securities business	16	12	11	28	23
Underwriting	514	345	513	859	983
Brokerage	732	694	749	1,426	1,559
Other services	375	322	471	697	958
Total revenues from contracts with customers	2,483	2,218	2,640	4,701	5,311

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of / in	2Q19	1Q19	4Q18
Contract balances (CHF million)
Contract receivables	901	839	791
Contract liabilities	63	58	56
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	10	7	16

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	6M19	6M18
Contracts with customers (CHF million)
Investment and portfolio management	1,612	1,693
Other securities business	46	44
Underwriting	861	983
Brokerage	1,433	1,560
Other services	745	966
Total revenues from contracts with customers	4,697	5,246

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
in / end of	2Q19	1Q19	4Q18
Contract balances (CHF million)
Contract receivables	931	858	789
Contract liabilities	63	58	56
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	10	7	16